Bank Loans (Details) - Schedule of Bank Loans - 12 months ended Dec. 31, 2022	USD ($)	CNY (¥)
Bank Loans (Details) - Schedule of Bank Loans [Line Items]
Bank loans	$ 2,359,462	¥ 16,275,346
Bank Loans 1 [Member]
Bank Loans (Details) - Schedule of Bank Loans [Line Items]
Bank loans	$ 217,457	1,500,000
Bank loans start period	30-Jun-22
Bank loans end period	30-Jun-23
Interest rate	4.20%
Third Party guarantee/pledge	Shanghai Micro-companies Guarantee Fund
Personal guarantee	Wang Ping, Qiu Tian’e
Bank Loans 2 [Member]
Bank Loans (Details) - Schedule of Bank Loans [Line Items]
Bank loans	$ 43,491	300,000
Bank loans start period	13-Jul-21
Bank loans end period	4-Jan-23
Interest rate	4.50%
Bank Loans 3 [Member]
Bank Loans (Details) - Schedule of Bank Loans [Line Items]
Bank loans	$ 28,994	200,000
Bank loans start period	27-Jul-21
Bank loans end period	18-Jan-23
Interest rate	4.50%
Bank Loans 4 [Member]
Bank Loans (Details) - Schedule of Bank Loans [Line Items]
Bank loans	$ 43,491	300,000
Bank loans start period	30-Jul-21
Bank loans end period	21-Jan-23
Interest rate	4.50%
Bank Loans 5 [Member]
Bank Loans (Details) - Schedule of Bank Loans [Line Items]
Bank loans	$ 50,740	350,000
Bank loans start period	7-Sep-22
Bank loans end period	10-Mar-23
Interest rate	6.00%
Bank Loans 6 [Member]
Bank Loans (Details) - Schedule of Bank Loans [Line Items]
Bank loans	$ 768,349	5,300,000
Bank loans start period	11-Nov-21
Bank loans end period	10-Nov-23
Interest rate	9.00%
Third Party guarantee/pledge	Revenue proceeds
Personal guarantee	Li Zhiqiang
Bank Loans 7 [Member]
Bank Loans (Details) - Schedule of Bank Loans [Line Items]
Bank loans	$ 231,143	1,594,399
Bank loans start period	4-Jan-22
Bank loans end period	4-Jan-23
Interest rate	5.50%
Third Party guarantee/pledge	Revenue proceeds
Personal guarantee	Li Zhiqiang
Bank Loans 8 [Member]
Bank Loans (Details) - Schedule of Bank Loans [Line Items]
Bank loans	$ 171,885	1,185,650
Bank loans start period	28-Jan-22
Bank loans end period	17-Jan-23
Interest rate	5.50%
Third Party guarantee/pledge	Revenue proceeds
Personal guarantee	Li Zhiqiang
Bank Loans 9 [Member]
Bank Loans (Details) - Schedule of Bank Loans [Line Items]
Bank loans	$ 163,111	1,125,122
Bank loans start period	4-Mar-22
Bank loans end period	3-Mar-23
Interest rate	5.50%
Third Party guarantee/pledge	Revenue proceeds
Personal guarantee	Li Zhiqiang
Bank Loans 10 [Member]
Bank Loans (Details) - Schedule of Bank Loans [Line Items]
Bank loans	$ 195,218	1,346,593
Bank loans start period	2-Apr-22
Bank loans end period	21-Mar-23
Interest rate	5.50%
Third Party guarantee/pledge	Revenue proceeds
Personal guarantee	Li Zhiqiang
Bank Loans 11 [Member]
Bank Loans (Details) - Schedule of Bank Loans [Line Items]
Bank loans	$ 102,652	708,082
Bank loans start period	27-Jul-22
Bank loans end period	27-Apr-23
Interest rate	3.85%
Third Party guarantee/pledge	Building
Bank Loans 12 [Member]
Bank Loans (Details) - Schedule of Bank Loans [Line Items]
Bank loans	$ 2,899	20,000
Bank loans start period	27-Jun-22
Bank loans end period	27-Jun-23
Interest rate	5.20%
Bank Loans 13 [Member]
Bank Loans (Details) - Schedule of Bank Loans [Line Items]
Bank loans	$ 72,486	500,000
Bank loans start period	29-Sep-22
Bank loans end period	28-Sep-23
Interest rate	4.2% float
Third Party guarantee/pledge	Building
Bank Loans 14 [Member]
Bank Loans (Details) - Schedule of Bank Loans [Line Items]
Bank loans	$ 130,474	900,000
Bank loans start period	21-Jun-22
Bank loans end period	20-Sep-23
Interest rate	4.2% float
Third Party guarantee/pledge	Building
Bank Loans 15 [Member]
Bank Loans (Details) - Schedule of Bank Loans [Line Items]
Bank loans	$ 137,072	¥ 945,500
Bank loans start period	16-Jun-22
Bank loans end period	15-Jun-23
Interest rate	4.2% float
Third Party guarantee/pledge	Building